OTHER NON-OPERATING GAIN / (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Non-Operating Gain (Loss)
Loss from early debt redemption	$ 0	$ (30)	$ (124)
Change of fair value of other derivatives	(17)	(58)	(13)
Other gains / (losses)	38	20	40
Other non-operating gain / (loss), net	21	$ (68)	$ (97)
Gain on hedging activities and money market funds revaluation	$ 41